5. REVERSE TAKEOVER: Schedule of Excess Consideration (Details) - Tidal and MichiCann	12 Months Ended
Dec. 31, 2020 CAD ($)
Consideration paid
Consideration paid, Common shares deemed issued	$ 27,031,042
Consideration paid, Preferred shares deemed issued	5,637,175
Consideration paid, Finder's fee - common shares	8,502,900
Consideration paid, Finder's fee - preferred shares	13,204,609
Consideration paid, Fair value of warrants	303,749
Consideration paid, Fair value of stock options	486,518
Consideration paid	55,165,993
Net identifiable assets acquired
Net identifiable assets acquired, Cash and cash equivalents	1,822,156
Net identifiable assets acquired, Accounts receivable	2,229
Net identifiable assets acquired, Prepaid expenses	794,538
Net identifiable assets acquired, Promissory note receivable	4,169,009 [1]
Net identifiable assets acquired, Right-of-use asset	91,402
Net identifiable assets acquired, Convertible loan receivable	17,597,600
Net identifiable assets acquired, Accounts payable	(898,303)
Net identifiable assets acquired, Lease liability	(118,119)
Net identifiable assets acquired	23,460,512
Listing expense	$ 31,705,481

[1]	Note 5.